Expense Example {- Fidelity® California AMT Tax-Free Money Market Fund} - NF_02.28 Fidelity California AMT Tax-Free Money Market Fund Retail Class 2 - PRO-01 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California Municipal Money Market Fund
Sep. 20, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530